Average Annual Total Returns - Pioneer Multi-Asset Ultrashort Income Fund	A 1 Year	A 5 Years	A SinceInception	A InceptionDate	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions SinceInception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares SinceInception	C 1 Year	C 5 Years	C SinceInception	C InceptionDate	C2 1 Year	C2 5 Years	C2 SinceInception	C2 InceptionDate	K 1 Year	K 5 Years	K SinceInception	K InceptionDate	Y 1 Year	Y 5 Years	Y SinceInception	Y InceptionDate	ICE Bank of America (BofA) U.S. Dollar 3-Month LIBOR Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE Bank of America (BofA) U.S. Dollar 3-Month LIBOR Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE Bank of America (BofA) U.S. Dollar 3-Month LIBOR Index (reflects no deduction for fees, expenses or taxes) SinceInception	ICE Bank of America (BofA) U.S. Dollar 3-Month LIBOR Index (reflects no deduction for fees, expenses or taxes) InceptionDate
Total	(0.86%)	1.53%	1.33%	May 02, 2011	(1.58%)	0.65%	0.63%	(0.51%)	0.79%	0.72%	(0.97%)	1.27%	0.97%	May 02, 2011	(0.96%)	1.27%	0.97%	Aug. 01, 2013	(0.43%)	1.81%	1.48%	Dec. 20, 2012	(0.52%)	1.71%	1.51%	May 02, 2011	1.08%	1.50%	0.92%	May 02, 2011